Related party transactions - Summary of related party transaction outstanding (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Amounts owed by related parties
Amounts receivable, related party transactions	£ 107.0	£ 175.0	£ 82.7
Amounts owed to related parties
Amounts payable, related party transactions	(76.5)	(86.1)	(56.0)
Kantar [Member]
Amounts owed by related parties
Amounts receivable, related party transactions	79.2	87.5
Amounts owed to related parties
Amounts payable, related party transactions	(14.6)	(36.5)
Other [Member]
Amounts owed by related parties
Amounts receivable, related party transactions	27.8	87.5	82.7
Amounts owed to related parties
Amounts payable, related party transactions	£ (61.9)	£ (49.6)	£ (56.0)